CHANGING PARAMETERS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 28.8%
	FIXED INCOME - 28.8%
2,837,924	Aristotle Floating Rate Income Fund, Class I (Cost $26,449,423)	$ 26,421,075

	SHORT-TERM INVESTMENTS — 71.2%
	MONEY MARKET FUNDS - 71.2%
65,418,622	Federated Hermes Government Obligations Fund, Institutional Class, 4.20% (Cost $65,418,622)(a)	65,418,622

	TOTAL INVESTMENTS – 100.0% (Cost $91,868,045)	$ 91,839,697
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	43,508
	NET ASSETS - 100.0%	$ 91,883,205

(a) (b)	Rate disclosed is the seven day effective yield as of April 30, 2025. Amount represents less than 0.05%.